Earnings per share	12 Months Ended
Dec. 31, 2018
Disclosure of earning per share [Abstract]
Disclosure of earnings per share [text block]
Note
19	Earnings per share

Amounts in US$ '000 except for shares	2018	2017	2016
Numerator: Profit (Loss) for the year attributable to owners	72,415	(24,228)	(49,092)
Denominator: Weighted average number of shares used in basic EPS	60,612,230	60,093,191	59,777,145
Earnings (Losses) after tax per share (US$) – basic	1.19	(0.40)	(0.82)

Amounts in US$ '000 except for shares	2018	2017 (a)	2016 (a)
Weighted average number of shares used in basic EPS	60,612,230	60,093,191	59,777,145
Effect of dilutive potential common shares (a)
Stock awards at US$ 0.001	4,758,552	-	-
Weighted average number of common shares for the purposes of diluted earnings per shares	65,370,782	60,093,191	59,777,145
Earnings (Losses) after tax per share (US$) – diluted	1.11	(0.40)	(0.82)

(a)	For the year ended 31 December 2017, there were 4,564,777 (1,390,706 in 2016) of potential shares that could have a dilutive impact. They were considered antidilutive due to negative earnings.